EQUITY - Schedule Of Preferred Equity (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of classes of share capital [line items]
Equity	$ 167,564	$ 168,242	$ 155,583
Preferred equity | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 4,103	$ 4,103	$ 4,103